Severance And Retirement Plans (Schedule Of Net Periodic Cost) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the year	$ 1,606	¥ 132,000	¥ 254,000	¥ 210,000
Interest cost on projected benefit obligation	183	15,000	33,000	25,000
Expected return on plan assets	(170)	(14,000)	(26,000)	(38,000)
Recognized actuarial gain or loss	243	20,000	20,000	(27,000)
Settlement gain or loss	3,553	292,000	(103,000)
Loss from special termination benefit	9,356	769,000
Net periodic cost	$ 14,771	¥ 1,214,000	¥ 178,000	¥ 170,000